Stock Options - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Options
Total Intrinsic value of stock options exercisable		$ 0	$ 0
Number of stock options exercised		0	0	0
Shares Granted		0	0
Stock incentive plan
Stock Options
Number of shares issuable under the plan		2,200,000
Service requisite period (years)		3 years
Number of shares issued	298,850	658,850
Vesting Period	3 years
Stock incentive plan | Minimum
Stock Options
Expiration period (years)		2 years
Stock incentive plan | Maximum
Stock Options
Expiration period (years)		5 years